Intangible Assets and Goodwill (Tables)	12 Months Ended
Mar. 31, 2026
Intangible assets and goodwill [abstract]
Continuity Schedule of Intangible Assets and Goodwill
The following is a continuity schedule of intangible assets and goodwill:

	March 31, 2026			March 31, 2025
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value
	$	$	$	$	$	$
Definite life intangible assets:
Customer relationships	37,877	(37,877)	—	42,528	(37,629)	4,899
Permits and licenses	44,059	(43,504)	555	54,065	(53,996)	69
Software	24,269	(17,193)	7,076	21,992	(18,198)	3,794
Indefinite life intangible assets:
Brand	7,607	(7,607)	—	7,666	—	7,666
Permits and licenses	23,810	—	23,810	28,735	—	28,735
Total intangible assets	190,963	(159,522)	31,441	208,327	(163,164)	45,163
Goodwill	26,651	—	26,651	43,871	—	43,871
Total	217,614	(159,522)	58,092	252,198	(163,164)	89,034

Changes in Net Book Value of Intangible Assets and Goodwill
The following summarizes the changes in the net book value of intangible assets and goodwill for the periods presented:

	Balance, March 31, 2025	Additions	Amortization	Impairment	Foreign currency translation	Balance, March 31, 2026
	$	$	$	$	$	$
Definite life intangible assets:
Customer relationships	4,899	—	(247)	(4,652)	—	—
Permits and licenses	69	562	(72)	—	(4)	555
Software	3,794	3,772	(490)	—	—	7,076
Indefinite life intangible assets:
Brand	7,666	—	—	(7,608)	(58)	—
Permits and licenses	28,735	—	—	(5,578)	653	23,810
Total intangible assets	45,163	4,334	(809)	(17,838)	591	31,441
Goodwill	43,871	—	—	(18,713)	1,493	26,651
Total	89,034	4,334	(809)	(36,551)	2,084	58,092

	Balance, March 31, 2024	Additions	Other	Amortization	Foreign currency translation	Balance, March 31, 2025
	$	$	$	$	$	$
Definite life intangible assets:
Customer relationships	5,090	—	90	(281)	—	4,899
Permits and licenses	45	48	8	(43)	11	69
Patents	189	6	(197)	—	2	—
Software	749	3,406	(90)	(271)	—	3,794
Indefinite life intangible assets:
Brand	7,500	—	—	—	166	7,666
Permits and licenses	27,277	—	59	—	1,399	28,735
Total intangible assets	40,850	3,460	(130)	(595)	1,578	45,163
Goodwill	43,180	354	(390)	—	727	43,871
Total	84,030	3,814	(520)	(595)	2,305	89,034

Key Assumptions Used in Impairment Testing

Accounting Policy

The Company defines biological assets as living plants up to the point of harvest. Biological assets are measured at fair value less costs to sell at the end of each reporting period in accordance with IAS 41 - Agriculture using the income approach. The Company utilizes an income approach to determine the fair value less cost to sell at a specific measurement date, based on the existing plants’ stage of completion up to the point of harvest. The Company cultivates cannabis and propagation plants biological assets. For cannabis plants, the stage of completion is determined based on the specific date of clipping the mother plant, the period-end reporting date, the average growth rate for the strain and facility environment and is calculated on a weighted average basis for the number of plants in the specific lot.

The following inputs and assumptions are all categorized within Level 3 on the fair value hierarchy and were used in determining the fair value of cannabis biological assets:
Inputs and assumptions	Description	Correlation between inputs and fair value
Average selling price per gram	Represents the average selling price per gram of dried cannabis net of excise taxes, where applicable, for the period for all strains of cannabis sold, which is expected to approximate future selling prices.	If the average selling price per gram were higher (lower), estimated fair value would increase (decrease).
Weighted average yield per plant	Represents the weighted average number of grams of dried cannabis inventory expected to be harvested from each cannabis plant.	If the weighted average yield per plant was higher (lower), estimated fair value would increase (decrease).
Cost per gram to complete production	Based on actual production costs incurred divided by the grams produced in the period.	If the cost per gram to complete production was lower (higher), estimated fair value would increase (decrease).
Stage of completion in the production process	Calculated by taking the weighted average number of days in production over a total average grow cycle of approximately twelve weeks.	If the number of days in production was higher (lower), estimated fair value would increase (decrease).
Production costs are capitalized to cannabis biological assets and include all direct and indirect costs relating to biological transformation. Costs include direct costs of production, such as labour, growing materials, as well as indirect costs such as indirect labour and benefits, quality control costs, depreciation on production equipment, and overhead expenses including rent and utilities.
The following inputs and assumptions are all categorized within Level 3 on the fair value hierarchy and were used in determining the fair value of propagation plants biological assets:
Inputs and assumptions	Description	Correlation between inputs and fair value
Selling price per plant	Represents selling price per plant, which is based on committed purchase plans or approximate future selling price.	If selling price per plant were higher (lower), estimated fair value would increase (decrease).
Stage of completion in the production process	Calculated by taking the number of days in production over the promised date less the propagation date.	If the number of days in production was higher (lower), estimated fair value would increase (decrease).
Production costs are capitalized to propagation plants biological assets based on a rolling gross margin rate and includes all direct and indirect costs relating to biological transformation. Costs include direct costs of production, such as labour, growing materials, as well as indirect costs such as indirect labour and benefits, quality control costs, depreciation on production equipment, and overhead expenses including rent and utilities.

	Indefinite life intangible asset impairment testing	Goodwill impairment testing
	Australia Cannabis CGU	Plant Propagation
September 30, 2025
Terminal value growth rate	2.5%	2.5%
Discount rate	10.0%	10.9%
EBITDA margin	(10.3)% - 1.7%	10% - 21.7%
Fair value less cost to dispose	$1,158	$111,839
Carrying value	$14,374	$149,041
Excess over carrying value	($13,216)	($37,202)

The key assumptions used in calculating the recoverable amount for the CGU and operating segment tested for impairment as at January 1, 2026 and January 1, 2025:

	Indefinite life intangible asset impairment testing	Goodwill impairment testing
	European Cannabis CGU	Cannabis Operating Segment
January 1, 2026
Terminal value growth rate	3.0%	2.5%
Discount rate	12.0%	15.3%
EBITDA margin	0.2% - 6.1%	14% - 23.8%
Fair value less cost to dispose	$61,867	$444,923
Carrying value	$54,275	$334,592
Excess over carrying value	$7,592	$110,331

	Indefinite life intangible asset impairment testing		Goodwill impairment testing
	Australia Cannabis CGU	European Cannabis CGU	Cannabis Operating Segment
January 1, 2025
Terminal value growth rate	3.0%	3.0%	2.5%
Discount rate	10.3%	13.3%	15.3%
EBITDA margin	0.4% - 3.7%	5.2% - 11.4%	17.1% - 24.1%
Fair value less cost to dispose	$23,325	$95,979	$403,767
Carrying value	$14,338	$40,869	$341,777
Excess over carrying value	$8,987	$55,110	$61,990

Sensitivities and Impact of Changes in Significant Assumptions on the Fair Value of Intangible Assets
The following table highlights the sensitivities and impact of changes in significant assumptions on the fair value of biological assets grown at cannabis production facilities:

Significant inputs & assumptions(1)	Range of inputs		Sensitivity	Impact on fair value
	March 31, 2026	March 31, 2025		March 31, 2026	March 31, 2025
				$	$
Average selling price per gram	$6.41	$6.61	Change of $1.00 per gram	3,718	3,401
Weighted average yield (grams per plant)	114.07	73.46	Change of 5 grams per plant	1,436	1,823
Cost per gram to complete production	$1.09	$1.40	Change of $0.25 per gram	930	3,466
(1)Significant inputs and assumptions are in whole numbers as indicated.

Significant inputs & key assumptions	Sensitivity	Decrease in fair value
Discount rate	Increase of 0.5%	$4,848
Total revenue	Decrease of 1%	$18,101
EBITDA margin	Decrease of 1%	$3,288